CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Schedule of carrying values of property changes and updates) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Capital improvements in progress	$ 2,194	$ 4,127
Newbuildings	83,864	93,733
Capital improvements, newbuildings and vessel purchase deposits	$ 86,058	$ 97,860